                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

          REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: June 30, 2005

          CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:
                                                         ----------

                        THIS AMENDMENT (CHECK ONLY ONE):

                             [ ] is a restatement.
                             [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

   NAME:            Thomas W. Smith
                    ------------------------------------------------------------
   ADDRESS:         323 Railroad Avenue     Greenwich        CT            06830
                    ------------------------------------------------------------
                         (Street)            (City)        (State)         (Zip)

   FORM 13F FILE NUMBER:  028-04481

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:
      NAME:         Thomas W. Smith
      TITLE:        Investment Manager
      PHONE:        203-661-1200

SIGNATURE, PLACE, AND DATE OF SIGNING:

      /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

      Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

      August 16, 2005
--------------------------------------------------------------------------------
[Date]

REPORT TYPE (CHECK ONLY ONE.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


      NUMBER OF OTHER INCLUDED MANAGERS:            1
                                                ------------

      FORM 13F INFORMATION TABLE ENTRY TOTAL:      35
                                                ------------

      FORM 13F INFORMATION TABLE VALUE TOTAL:     $1,135,507 (thousands)
                                                ------------



LIST OF OTHER INCLUDED MANAGERS:

NO.        FORM 13F FILE NO.:            NAME:
---        -----------------             ----
01         028-10290                     Scott J. Vassalluzzo
---        -----------------             ---------------------------------------

---        -----------------             ---------------------------------------

---        -----------------             ---------------------------------------

                           FORM 13F INFORMATION TABLE


                              TITLE OF              VALUE     SHARES/   SH/  PUT/  INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL  DSCRETN  MANAGERS      SOLE     SHARED      NONE
  --------------              --------   -----    --------    -------   ---  ----  -------  --------      ----     ------      ----
AMERICA'S CAR-MART INC.           COM   03062T105      454      20150   SH         SOLE                  20150
AMERICA'S CAR-MART INC.           COM   03062T105    10158     451250   SH         OTHER       01       451250
COMMERCE BANCORP, INC.            COM   200519106    15452     509810   SH         SOLE                 509810
COMMERCE BANCORP, INC.            COM   200519106    93808    3094950   SH         OTHER       01      3094950
COPART, INC.                      COM   217204106    15957     669919   SH         SOLE                 669919
COPART, INC.                      COM   217204106    78148    3280782   SH         OTHER       01      3280782
CREDIT ACCEPTANCE CORP.           COM   225310101     6697     449770   SH         SOLE                 449770
CREDIT ACCEPTANCE CORP.           COM   225310101    58691    3941658   SH         OTHER       01      3941658
CORP HI YEILD FUND                COM   219925104      152      17850   SH         SOLE                  17850
HEALTH MANAGEMENT ASSOCIATES      COM   421933102      550      21000   SH         SOLE                  21000
HEALTH MANAGEMENT ASSOCIATES      COM   421933102    18233     696453   SH         OTHER       01       696453
IRON MOUNTAIN, INC.               COM   462846106     5125     165219   SH         SOLE                 165219
IRON MOUNTAIN, INC.               COM   462846106    73505    2369599   SH         OTHER       01      2369599
VERTRUE INCORPORATED              COM   92534N101     6962     178693   SH         SOLE                 178693
VERTRUE INCORPORATED              COM   92534N101    51230    1314928   SH         OTHER       01      1314928
LIFE TIME FITNESS, INC.           COM   53217R207     5943     181145   SH         SOLE                 181145
LIFE TIME FITNESS, INC.           COM   53217R207    24676     752100   SH         OTHER       01       752100
MOBILE MINI, INC.                 COM   60740F105      517      15000   SH         SOLE                  15000
MOBILE MINI, INC.                 COM   60740F105    22447     651008   SH         OTHER       01       651008
NORTH FORK BANCORPORATION         COM   659424105      975      34725   SH         SOLE                  34725
OCA, INC.                         COM   67083Q101     1783     948470   SH         SOLE                 948470
PRE-PAID LEGAL SERVICES, INC.     COM   740065107    15375     344351   SH         SOLE                 344351
PRE-PAID LEGAL SERVICES, INC.     COM   740065107   119994    2687437   SH         OTHER       01      2687437
SCP POOL CORPORATION              COM   784028102     1033      29449   SH         SOLE                  29449
LAUREATE EDUCATION INC.           COM   518613104     8992     187880   SH         SOLE                 187880
LAUREATE EDUCATION INC.           COM   518613104    54584    1140483   SH         OTHER       01      1140483
SEI INVESTMENTS CO                COM   784117103    30321     811796   SH         SOLE                 811796
SEI INVESTMENTS CO                COM   784117103   201896    5405516   SH         OTHER       01      5405516
TRACTOR SUPPLY CO.                COM   892356106     6811     138725   SH         SOLE                 138725
TRACTOR SUPPLY CO.                COM   892356106    68515    1395411   SH         OTHER       01      1395411
W HOLDING COMPANY INC.            COM   929251106     7541     737820   SH         SOLE                 737820
W HOLDING COMPANY INC.            COM   929251106    59706    5842069   SH         OTHER       01      5842069
WHOLE FOOD MARKET, INC.           COM   966837106     9249      78246   SH         OTHER       01        78246
WORLD ACCEPTANCE CORP.            COM   981419104     3931     130800   SH         SOLE                 130800
WORLD ACCEPTANCE CORP.            COM   981419104    56096    1866741   SH         OTHER       01      1866741